CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - Condensed Consolidating Statements of Income and Comprehensive Income (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues
Dividends from subsidiaries										$ 0		$ 0		$ 0
Interest revenue	[1]									57,615		58,551		61,683
Interest revenue—intercompany										0		0		0
Interest expense	[1]									12,511		11,921		13,690
Interest expense—intercompany										0		0		0
Net interest revenue	[1]									45,104		46,630		47,993
Commissions and fees	[1]									10,521		11,848		13,032
Commissions and fees—intercompany										0		0		0
Principal transactions	[1]									7,585		6,008		6,698
Principal transactions—intercompany										0		0		0
Other income										6,665		11,868		9,496
Other income—intercompany										0		0		0
Total non-interest revenues	[1]									24,771		29,724		29,226
Total revenues, net of interest expense		$ 17,012	$ 17,760	$ 17,548	$ 17,555	$ 18,456	$ 18,692	$ 19,470	$ 19,736	69,875	[1]	76,354	[1]	77,219	[1]
Provisions for credit losses and for benefits and claims		1,792	1,736	1,409	2,045	2,514	1,836	1,648	1,915	6,982		7,913		7,467
Operating expenses
Compensation and benefits	[1]									20,970		21,769		23,959
Compensation and benefits—intercompany										0		0		0
Other operating										20,446		21,846		31,092
Other operating—intercompany										0		0		0
Total operating expenses		10,120	10,404	10,369	10,523	11,134	10,669	10,928	10,884	41,416	[1]	43,615	[1]	55,051	[1]
Equity in undistributed income of subsidiaries										0		0		0
Income (loss) from continuing operations before income taxes										21,477		24,826		14,701
Provision for income taxes		1,509	1,733	1,723	1,479	1,403	1,881	2,036	2,120	6,444		7,440		7,197
Income from continuing operations		3,591	3,887	4,047	3,508	3,405	4,306	4,858	4,817	15,033		17,386		7,504
Loss from discontinued operations, net of taxes		(3)	(30)	(23)	(2)	(45)	(10)	6	(5)	(58)		(54)		(2)
Net income before attribution of noncontrolling interests		3,588	3,857	4,024	3,506	3,360	4,296	4,864	4,812	14,975		17,332		7,502
Noncontrolling interests		15	17	26	5	25	5	18	42	63		90		192
Citigroup’s net income		3,573	3,840	3,998	3,501	3,335	4,291	4,846	4,770	14,912		17,242		7,310
Comprehensive income
Add: Other comprehensive income (loss)										(3,022)		(6,128)		(4,083)
Total comprehensive income										11,890		11,114		3,227
Add: Other comprehensive income (loss) attributable to noncontrolling interests										(56)		(83)		(106)
Noncontrolling interests		$ 15	$ 17	$ 26	$ 5	$ 25	$ 5	$ 18	$ 42	63		90		192
Citigroup’s total comprehensive income										11,897		11,121		3,313
Consolidating adjustments
Revenues
Dividends from subsidiaries										(15,570)		(13,500)		(8,900)
Interest revenue										0		0		0
Interest revenue—intercompany										0		0		0
Interest expense										0		0		0
Interest expense—intercompany										0		0		0
Net interest revenue										0		0		0
Commissions and fees										0		0		0
Commissions and fees—intercompany										0		0		0
Principal transactions										0		0		0
Principal transactions—intercompany										0		0		0
Other income										0		0		0
Other income—intercompany										0		0		0
Total non-interest revenues										0		0		0
Total revenues, net of interest expense										(15,570)		(13,500)		(8,900)
Provisions for credit losses and for benefits and claims										0		0		0
Operating expenses
Compensation and benefits										0		0		0
Compensation and benefits—intercompany										0		0		0
Other operating										0		0		0
Other operating—intercompany										0		0		0
Total operating expenses										0		0		0
Equity in undistributed income of subsidiaries										(871)		(4,601)		(816)
Income (loss) from continuing operations before income taxes										(16,441)		(18,101)		(9,716)
Provision for income taxes										0		0		0
Income from continuing operations										(16,441)		(18,101)		(9,716)
Loss from discontinued operations, net of taxes										0		0		0
Net income before attribution of noncontrolling interests										(16,441)		(18,101)		(9,716)
Noncontrolling interests										0		0		0
Citigroup’s net income										(16,441)		(18,101)		(9,716)
Comprehensive income
Add: Other comprehensive income (loss)										(4,751)		6,492		4,566
Total comprehensive income										(21,192)		(11,609)		(5,150)
Add: Other comprehensive income (loss) attributable to noncontrolling interests										0		0		0
Noncontrolling interests										0		0		0
Citigroup’s total comprehensive income										(21,192)		(11,609)		(5,150)
Citigroup parent company | Reportable legal entities
Revenues
Dividends from subsidiaries										15,570		13,500		8,900
Interest revenue										7		9		12
Interest revenue—intercompany										3,008		2,880		3,109
Interest expense										4,419		4,563		5,055
Interest expense—intercompany										209		(475)		(618)
Net interest revenue										(1,613)		(1,199)		(1,316)
Commissions and fees										0		0		0
Commissions and fees—intercompany										(20)		0		0
Principal transactions										(1,025)		1,012		13
Principal transactions—intercompany										24		(1,733)		(672)
Other income										2,599		3,294		1,037
Other income—intercompany										(2,095)		(3,054)		(131)
Total non-interest revenues										(517)		(481)		247
Total revenues, net of interest expense										13,440		11,820		7,831
Provisions for credit losses and for benefits and claims										0		0		0
Operating expenses
Compensation and benefits										22		(58)		158
Compensation and benefits—intercompany										36		59		38
Other operating										482		271		1,572
Other operating—intercompany										217		247		212
Total operating expenses										757		519		1,980
Equity in undistributed income of subsidiaries										871		4,601		816
Income (loss) from continuing operations before income taxes										13,554		15,902		6,667
Provision for income taxes										(1,358)		(1,340)		(643)
Income from continuing operations										14,912		17,242		7,310
Loss from discontinued operations, net of taxes										0		0		0
Net income before attribution of noncontrolling interests										14,912		17,242		7,310
Noncontrolling interests										0		0		0
Citigroup’s net income										14,912		17,242		7,310
Comprehensive income
Add: Other comprehensive income (loss)										(3,022)		(6,128)		(4,083)
Total comprehensive income										11,890		11,114		3,227
Add: Other comprehensive income (loss) attributable to noncontrolling interests										0		0		0
Noncontrolling interests										0		0		0
Citigroup’s total comprehensive income										11,890		11,114		3,227
CGMHI | Reportable legal entities
Revenues
Dividends from subsidiaries										0		0		0
Interest revenue										4,586		4,389		4,210
Interest revenue—intercompany										545		272		144
Interest expense										1,429		997		1,010
Interest expense—intercompany										1,649		1,295		1,258
Net interest revenue										2,053		2,369		2,086
Commissions and fees										4,305		4,854		5,185
Commissions and fees—intercompany										246		214		95
Principal transactions										5,602		10,365		(1,115)
Principal transactions—intercompany										(2,868)		(8,709)		3,822
Other income										225		426		425
Other income—intercompany										105		1,079		1,206
Total non-interest revenues										7,615		8,229		9,618
Total revenues, net of interest expense										9,668		10,598		11,704
Provisions for credit losses and for benefits and claims										0		0		0
Operating expenses
Compensation and benefits										4,719		5,003		5,156
Compensation and benefits—intercompany										0		0		0
Other operating										1,635		1,948		6,082
Other operating—intercompany										1,138		1,164		1,651
Total operating expenses										7,492		8,115		12,889
Equity in undistributed income of subsidiaries										0		0		0
Income (loss) from continuing operations before income taxes										2,176		2,483		(1,185)
Provision for income taxes										746		537		600
Income from continuing operations										1,430		1,946		(1,785)
Loss from discontinued operations, net of taxes										0		0		0
Net income before attribution of noncontrolling interests										1,430		1,946		(1,785)
Noncontrolling interests										(13)		9		8
Citigroup’s net income										1,443		1,937		(1,793)
Comprehensive income
Add: Other comprehensive income (loss)										(116)		(125)		194
Total comprehensive income										1,327		1,812		(1,599)
Add: Other comprehensive income (loss) attributable to noncontrolling interests										0		0		0
Noncontrolling interests										(13)		9		8
Citigroup’s total comprehensive income										1,314		1,821		(1,591)
Other Citigroup subsidiaries and eliminations
Revenues
Dividends from subsidiaries										0		0		0
Interest revenue										53,022		54,153		57,461
Interest revenue—intercompany										(3,553)		(3,152)		(3,253)
Interest expense										6,663		6,361		7,625
Interest expense—intercompany										(1,858)		(820)		(640)
Net interest revenue										44,664		45,460		47,223
Commissions and fees										6,216		6,994		7,847
Commissions and fees—intercompany										(226)		(214)		(95)
Principal transactions										3,008		(5,369)		7,800
Principal transactions—intercompany										2,844		10,442		(3,150)
Other income										3,841		8,148		8,034
Other income—intercompany										1,990		1,975		(1,075)
Total non-interest revenues										17,673		21,976		19,361
Total revenues, net of interest expense										62,337		67,436		66,584
Provisions for credit losses and for benefits and claims										6,982		7,913		7,467
Operating expenses
Compensation and benefits										16,229		16,824		18,645
Compensation and benefits—intercompany										(36)		(59)		(38)
Other operating										18,329		19,627		23,438
Other operating—intercompany										(1,355)		(1,411)		(1,863)
Total operating expenses										33,167		34,981		40,182
Equity in undistributed income of subsidiaries										0		0		0
Income (loss) from continuing operations before income taxes										22,188		24,542		18,935
Provision for income taxes										7,056		8,243		7,240
Income from continuing operations										15,132		16,299		11,695
Loss from discontinued operations, net of taxes										(58)		(54)		(2)
Net income before attribution of noncontrolling interests										15,074		16,245		11,693
Noncontrolling interests										76		81		184
Citigroup’s net income										14,998		16,164		11,509
Comprehensive income
Add: Other comprehensive income (loss)										4,867		(6,367)		(4,760)
Total comprehensive income										19,865		9,797		6,749
Add: Other comprehensive income (loss) attributable to noncontrolling interests										(56)		(83)		(106)
Noncontrolling interests										76		81		184
Citigroup’s total comprehensive income										$ 19,885		$ 9,795		$ 6,827

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.